Non-Controlling Interests (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Schedule of Amounts Attributable to Non-Controlling Interests

	Initial interest rate %	First call date	30 June 2019 £m	31 December 2018 £m
Santander UK plc issued:
– £300m Fixed/Floating Rate Non-Cumulative Callable Preference Shares	6.222	May 2019	—	14
– £300m Step-up Callable Perpetual Reserve Capital Instruments	7.037	February 2026	235	235
PSA Finance UK Limited			159	151

			394	400